Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Registrant Name	ANEW MEDICAL, INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Registrant’s Registration Statement on Form S-1 (Commission File No. 333-281946) is being filed solely for the purpose of filing a revised Exhibit 23.2, and no changes or additions are being made hereby to the prospectus that forms a part of the Registration Statement. Accordingly, the prospectus is being omitted from this filing.
Entity Central Index Key	0001907223
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE